Other financial liabilities designated at fair value (Detail) - USD ($) $ in Millions	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023
Disclosure Of Financial Liabilities [Line Items]
Financial liabilities related to unit-linked investment contracts	$ 17,080	$ 16,543	$ 15,922
Securities financing transactions	7,801	4,897	6,927
Over-the-counter debt instruments and other	7,096	2,422	1,566
Funding from UBS Group AG	4,857	2,931	2,950
Total other financial liabilities designated at fair value	$ 36,834	$ 26,794	$ 27,366